CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 51.4	$ 478.0	$ 221.0
Other comprehensive income, before tax:
Unrealized gains (losses) for the period	942.9	(1,627.4)	1,336.2
Amortization of present value of future profits and deferred acquisition costs	(113.5)	175.2	(107.1)
Amount related to premium deficiencies assuming the net unrealized gains had been realized	(624.6)	774.2	(531.0)
Reclassification adjustments:
For net realized investment gains included in net income (loss)	(59.0)	(39.8)	(68.7)
For amortization of the present value of future profits and deferred acquisition costs related to net realized investment gains included in net income (loss)	1.0	1.6	6.5
Unrealized gains (losses) on investments	146.8	(716.2)	635.9
Change related to deferred compensation plan	(1.4)	0.8	0.4
Other comprehensive income (loss) before tax	145.4	(715.4)	636.3
Income tax (expense) benefit related to items of accumulated other comprehensive income	(51.9)	249.8	(220.5)
Other comprehensive income (loss), net of tax	93.5	(465.6)	415.8
Comprehensive income (loss)	$ 144.9	$ 12.4	$ 636.8